ORGANIZATION AND DESCRIPTION OF BUSINESS - Additional Information (Details) - USD ($)		6 Months Ended
	Apr. 28, 2018	Jun. 30, 2021
MDJCC Limited ("MDJH Hong Kong")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Percentage of Ownership		100.00%
MD Local Global Limited ("MDJM UK")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Percentage of Ownership		100.00%
Initial funding received		$ 3,100,000
Mingda Tianjin (VIE) | Mingda Beijing (WFOE)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Term of the business agreement	10 years
Mingda Tianjin (VIE) | Mingda Beijing (WFOE) | Exclusive Business Cooperation Agreement
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership percent of variable interest entity	100.00%